Tax On Profit On Ordinary Activities - Tax on Items Charged to Equity and Comprehensive Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Taxes [Abstract]
Deferred tax - share-based compensation	£ 3,919	£ 5,101	£ (3,270)
Current tax - share-based compensation	(2,318)	(8,290)	(6,639)
Total charge/ (credit) to equity	£ 1,601	£ (3,189)	£ (9,909)